Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	Common Class A [Member] Common Stock [Member] USD ($) shares	Common Class A [Member] Common Stock [Member] CNY (¥) shares	Common Class B [Member] Common Stock [Member] USD ($) shares	Common Class B [Member] Common Stock [Member] CNY (¥) shares	Treasury Stock, Common [Member] USD ($)	Treasury Stock, Common [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY (¥)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] CNY (¥)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY (¥)	Parent [Member] USD ($)	Parent [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2022		¥ 193		¥ 17		¥ (120,899)		¥ 11,184,360		¥ (78,613)		¥ (9,421,840)		¥ 1,563,218		¥ (3,276)		¥ 1,559,942
Balance, shares at Dec. 31, 2022 | shares	309,054,428	309,054,428	25,649,839	25,649,839
Cumulative effect of adoption of ASC 326												(196)		(196)				(196)
Exercise option		¥ 2						3,943						3,945				3,945
Exercise option, shares | shares	1,442,808	1,442,808
Net loss												(409,526)		(409,526)		(2,652)		(412,178)
Share-based compensation								22,239						22,239				22,239
Foreign currency translation adjustment, net of nil income taxes										21,286				21,286				21,286
Balance at Dec. 31, 2023		¥ 195		¥ 17		(120,899)		11,210,542		(57,327)		(9,831,562)		1,200,966		(5,928)		1,195,038
Balance, shares at Dec. 31, 2023 | shares	310,491,236	310,491,236	25,649,839	25,649,839
Exercise option								1,099						1,099				1,099
Exercise option, shares | shares	588,187	588,187
Net loss												(142,757)		(142,757)		(4,070)		(146,827)
Share-based compensation								14,304						14,304				14,304
Foreign currency translation adjustment, net of nil income taxes										965				965				965
Balance at Dec. 31, 2024		¥ 195		¥ 17		(120,899)		11,225,945		(56,362)		(9,974,319)		1,074,577		(9,998)		1,064,579
Balance, shares at Dec. 31, 2024 | shares	311,079,423	311,079,423	25,649,839	25,649,839
Exercise option								240						240				240
Exercise option, shares | shares	4,263,171	4,263,171
Net loss												(239,350)		(239,350)		549		(238,801)
Share-based compensation								13,193						13,193				13,193
Foreign currency translation adjustment, net of nil income taxes										(7,246)				(7,246)			$ (1,036)	(7,246)
Change in the ownership interest in the subsidiaries								(31)						(31)				(31)
Balance at Dec. 31, 2025	$ 28	¥ 195	$ 2	¥ 17	$ (17,288)	¥ (120,899)	$ 1,607,205	¥ 11,239,347	$ (9,096)	¥ (63,608)	$ (1,460,535)	¥ (10,213,669)	$ 120,316	¥ 841,383	$ (1,351)	¥ (9,449)	$ 118,965	¥ 831,934
Balance, shares at Dec. 31, 2025 | shares	315,342,594	315,342,594	25,649,839	25,649,839